Common Stock (Details) (USD $)	12 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 MaximumMember Warrant [Member]	Jun. 30, 2013 MaximumMember Warrant [Member]	Dec. 31, 2012 MinimumMember Warrant [Member]	Jun. 30, 2013 MinimumMember Warrant [Member]
Number of option outstanding	360,000	360,000	2,175,000	1,690,000
Number option issued			13,500,000	515,000
Number of option exercised				(30,000)
Number of option expired/forfeited			(640,000)
Number of option outstanding		360,000	15,035,000	2,175,000
Weighted average exercise price of option outstanding	$ 0.5	$ 0.5		$ 0.50		$ 1.50		$ 0.20
Weighted average exercise price of option issued			$ 0.15		$ 1.50		$ 0.20
Weighted average exercise price of option exercised				$ 0.50
Weighted average exercise price of option expired			$ 0.50
Weighted average exercise price of option outstanding		$ 0.5			$ 1.50	$ 1.50	$ 0.20	$ 0.20
Number of option exercisable			2,175,000	1,690,000
Number of option exercisable, Issued			13,500,000
Number of option exercisable			15,035,000	2,175,000